UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:        811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

John Hancock

Lifestyle Portfolios

Quarterly portfolio holdings 9/30/15

Portfolios' investmentsLifestyle Portfolios

As of 9-30-15
Lifestyle Aggressive Portfolio
	Shares	Value
Affiliated Investment Companies (G) - 100.0%
Equity - 85.5%
All Cap Core, Class NAV (QS Investors)	9,906,260	$129,772,014
Alpha Opportunities, Class NAV (Wellington)	20,574,706	235,374,635
Blue Chip Growth, Class NAV (T. Rowe Price)	5,969,307	200,150,862
Capital Appreciation Value, Class NAV (T.Rowe Price)	15,022,643	175,314,245
Capital Appreciation, Class NAV (Jennison)	10,620,698	187,880,146
Disciplined Value, Class NAV (Boston Partners)	5,123,477	88,482,452
Emerging Markets Equity, Class NAV (JHAM) (A) (I)(1)	6,121,339	50,990,756
Emerging Markets, Class NAV (DFA)	27,431,277	232,617,230
Equity Income, Class NAV (T. Rowe Price)	11,679,525	204,858,864
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	3,239,866	41,956,263
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	13,167,301	166,566,364
Global Equity, Class NAV (JHAM) (A)(1)	5,145,574	51,455,736
Global Shareholder Yield, Class NAV (Epoch)	3,637,826	37,760,637
Greater China Opportunities, Class NAV (JHAM) (A)(1)	589,864	10,965,580
International Core, Class NAV (GMO)	5,263,866	153,231,153
International Growth Opportunities, Class NAV (Baillie Gifford)	8,884,508	100,128,401
International Growth Stock, Class NAV (Invesco)	9,301,328	111,150,864
International Small Cap, Class NAV (Franklin Templeton)	5,821,761	101,589,725
International Small Company, Class NAV (DFA)	10,653,815	101,743,938
International Value Equity, Class NAV (JHAM) (A)(1)	9,799,171	74,767,676
International Value, Class NAV (Templeton)	15,416,457	212,130,451
Mid Cap Stock, Class NAV (Wellington)	8,610,799	169,460,530
Mid Value, Class NAV (T. Rowe Price)	9,028,563	134,525,587
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,273,985	30,830,426
Small Cap Core, Class NAV (JHAM)	3,292,022	30,385,365
Small Cap Growth, Class NAV (Wellington)	3,362,424	30,261,813
Small Cap Value, Class NAV (Wellington)	2,288,940	41,956,263
Small Company Growth, Class NAV (Invesco)	1,550,645	29,136,622
Small Company Value, Class NAV (T. Rowe Price)	912,956	28,949,821
Strategic Growth, Class NAV (JHAM) (A)(1)	12,207,937	187,880,145
U.S. Equity, Class NAV (GMO)	6,815,999	75,521,273
Value Equity, Class NAV (Barrow Hanley)	5,119,792	$49,508,390
Value, Class NAV (Invesco)	5,029,624	55,426,455
Alternative and specialty - 14.5%
Absolute Return Currency, Class NAV (First Quadrant)	3,764,859	33,281,351
Financial Industries, Class NAV (JHAM) (A)(1)	6,091,971	100,700,274
Global Absolute Return Strategies, Class NAV (Standard Life)	4,627,725	50,997,533
Global Real Estate, Class NAV (Deutsche)	2,343,925	20,978,131
Health Sciences, Class NAV (T. Rowe Price)	2,289,850	39,202,230
Natural Resources, Class NAV (Jennison)	6,210,903	59,935,216
Real Estate Equity, Class NAV (T. Rowe Price)	1,789,943	20,978,131
Redwood, Class NAV (Boston Partners)	2,971,407	31,467,197
Science & Technology, Class NAV (T. Rowe Price/Allianz)	8,536,681	104,062,139
Seaport, Class NAV (Wellington) (I)	2,116,158	22,346,627
Technical Opportunities, Class NAV (Wellington)	8,758,957	115,180,284
		4,131,859,795
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,448,653,115)		$4,131,859,795
Total Investments (Lifestyle Aggressive Portfolio) (Cost $3,448,653,115) - 100.0%		$4,131,859,795
Other assets and liabilities, net - 0.0%		180,829
TOTAL NET ASSETS - 100.0%		$4,132,040,624

As of 9-30-15
Lifestyle Growth Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 71.1%
All Cap Core, Class NAV (QS Investors)	24,197,130	$316,982,398
Alpha Opportunities, Class NAV (Wellington)	50,856,176	581,794,649
Blue Chip Growth, Class NAV (T. Rowe Price)	15,962,815	535,233,186
Capital Appreciation Value, Class NAV (T.Rowe Price)	53,924,112	629,294,387
Capital Appreciation, Class NAV (Jennison)	28,047,305	496,156,824
Disciplined Value, Class NAV (Boston Partners)	13,779,105	237,965,149
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	14,401,711	119,966,250
Emerging Markets, Class NAV (DFA)	60,923,910	516,634,761
Equity Income, Class NAV (T. Rowe Price)	31,711,862	556,226,051
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	11,190,568	144,917,857
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	32,610,622	412,524,364

2SEE NOTES TO FUND'S INVESTMENTS

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Global Equity, Class NAV (JHAM) (A)(1)	13,705,242	$137,052,417
Global Shareholder Yield, Class NAV (Epoch)	18,567,938	192,735,197
International Core, Class NAV (GMO)	14,466,680	421,125,068
International Growth Opportunities, Class NAV (Baillie Gifford)	21,586,104	243,275,397
International Growth Stock, Class NAV (Invesco)	24,173,122	288,868,813
International Small Cap, Class NAV (Franklin Templeton)	14,277,982	249,150,780
International Small Company, Class NAV (DFA)	25,964,446	247,960,462
International Value Equity, Class NAV (JHAM) (A)(1)	25,942,466	197,941,015
International Value, Class NAV (Templeton)	37,930,100	521,918,177
Mid Cap Stock, Class NAV (Wellington)	21,681,930	426,700,380
Mid Value, Class NAV (T. Rowe Price)	22,627,453	337,149,048
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,653,679	64,219,043
Small Cap Core, Class NAV (JHAM)	6,869,355	63,404,143
Small Cap Growth, Class NAV (Wellington)	7,095,289	63,857,605
Small Cap Value, Class NAV (Wellington)	4,918,536	90,156,766
Small Company Growth, Class NAV (Invesco)	3,186,436	59,873,134
Small Company Value, Class NAV (T. Rowe Price)	1,972,452	62,546,440
Strategic Growth, Class NAV (JHAM) (A)(1)	32,352,860	497,910,522
U.S. Equity, Class NAV (GMO)	25,616,731	283,833,380
Value Equity, Class NAV (Barrow Hanley)	17,226,771	166,582,874
Value, Class NAV (Invesco)	13,111,053	144,483,801
Fixed income - 14.6%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	14,201,960	142,445,661
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	9,463,763	84,038,220
Core Bond, Class NAV (Wells Capital)	2,690,472	35,003,038
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	15,667,020	132,856,325
Floating Rate Income, Class NAV (WAMCO)	44,769,044	383,670,711
Focused High Yield, Class NAV (JHAM) (A)(1)	22,769,380	76,049,729
Global Bond, Class NAV (PIMCO) (I)	2,987,052	35,516,048
Global Income, Class NAV (Stone Harbor)	9,909,621	87,402,858
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	7,239,933	62,770,217
High Yield, Class NAV (WAMCO)	5,098,782	39,872,475
Real Return Bond, Class NAV (PIMCO)	9,120,922	98,049,916
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	22,564,540	$213,911,842
Spectrum Income, Class NAV (T. Rowe Price)	14,113,597	142,406,198
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	20,851,080	223,106,552
Total Return, Class NAV (PIMCO)	8,005,445	105,992,096
U.S. High Yield Bond, Class NAV (Wells Capital)	4,581,773	49,299,875
Alternative and specialty - 14.3%
Absolute Return Currency, Class NAV (First Quadrant)	22,320,292	197,311,378
Financial Industries, Class NAV (JHAM) (A)(1)	16,076,415	265,743,143
Global Absolute Return Strategies, Class NAV (Standard Life)	24,884,152	274,223,353
Global Real Estate, Class NAV (Deutsche)	7,551,320	67,584,318
Health Sciences, Class NAV (T. Rowe Price)	6,914,810	118,381,541
Natural Resources, Class NAV (Jennison)	15,330,699	147,941,247
Real Estate Equity, Class NAV (T. Rowe Price)	5,837,545	68,416,033
Redwood, Class NAV (Boston Partners)	10,438,636	110,545,159
Science & Technology, Class NAV (T. Rowe Price/Allianz)	23,024,070	280,663,410
Seaport, Class NAV (Wellington) (I)	4,297,946	45,386,310
Technical Opportunities, Class NAV (Wellington)	22,237,372	292,421,436
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,358,762,046)		$13,089,449,427
Total Investments (Lifestyle Growth Portfolio) (Cost $11,358,762,046) - 100.0%		$13,089,449,427
Other assets and liabilities, net - 0.0%		414,177
TOTAL NET ASSETS - 100.0%		$13,089,863,604

As of 9-30-15
Lifestyle Balanced Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 52.1%
All Cap Core, Class NAV (QS Investors)	15,611,759	$204,514,044
Alpha Opportunities, Class NAV (Wellington)	37,038,529	423,720,777
Blue Chip Growth, Class NAV (T. Rowe Price)	12,376,059	414,969,261
Capital Appreciation Value, Class NAV (T.Rowe Price)	52,734,164	615,407,688
Capital Appreciation, Class NAV (Jennison)	20,170,865	356,822,599
Disciplined Value, Class NAV (Boston Partners)	11,083,213	191,407,084

SEE NOTES TO FUND'S INVESTMENTS3

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Emerging Markets Equity, Class NAV (JHAM) (A) (I)(1)	10,875,655	$90,594,206
Emerging Markets, Class NAV (DFA)	40,692,286	345,070,583
Equity Income, Class NAV (T. Rowe Price)	23,976,745	420,552,103
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	10,690,953	138,447,847
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	24,392,650	308,567,025
Global Equity, Class NAV (JHAM) (A)(1)	13,404,377	134,043,771
Global Shareholder Yield, Class NAV (Epoch)	17,567,267	182,348,234
International Core, Class NAV (GMO)	9,661,105	281,234,756
International Growth Opportunities, Class NAV (Baillie Gifford)	17,741,207	199,943,407
International Growth Stock, Class NAV (Invesco)	18,696,002	223,417,225
International Small Cap, Class NAV (Franklin Templeton)	9,866,621	172,172,545
International Small Company, Class NAV (DFA)	18,074,710	172,613,482
International Value Equity, Class NAV (JHAM) (A)(1)	19,853,583	151,482,839
International Value, Class NAV (Templeton)	31,255,833	430,080,262
Mid Cap Stock, Class NAV (Wellington)	15,892,322	312,760,907
Mid Value, Class NAV (T. Rowe Price)	16,849,111	251,051,747
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,085,903	50,478,856
Small Cap Core, Class NAV (JHAM)	5,395,074	49,796,530
Small Cap Growth, Class NAV (Wellington)	5,587,188	50,284,695
Small Cap Value, Class NAV (Wellington)	3,985,499	73,054,201
Small Company Growth, Class NAV (Invesco)	2,496,486	46,908,978
Small Company Value, Class NAV (T. Rowe Price)	1,598,074	50,674,930
Strategic Growth, Class NAV (JHAM) (A)(1)	23,248,877	357,800,214
U.S. Equity, Class NAV (GMO)	24,964,307	276,604,520
Value Equity, Class NAV (Barrow Hanley)	11,954,102	115,596,169
Value, Class NAV (Invesco)	10,000,623	110,206,861
Fixed income - 34.8%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	50,862,964	510,155,530
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	16,906,695	150,131,455
Core Bond, Class NAV (Wells Capital)	15,295,106	198,989,326
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	21,921,189	185,891,681
Floating Rate Income, Class NAV (WAMCO)	93,534,572	801,591,278
Focused High Yield, Class NAV (JHAM) (A)(1)	42,972,485	143,528,101
Global Bond, Class NAV (PIMCO) (I)	14,517,078	$172,608,058
Global Income, Class NAV (Stone Harbor)	17,305,034	152,630,398
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	17,228,836	149,374,006
High Yield, Class NAV (WAMCO)	10,013,886	78,308,589
Investment Quality Bond, Class NAV (Wellington)	16,297,242	198,989,326
Real Return Bond, Class NAV (PIMCO)	14,784,677	158,935,280
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	54,080,538	512,683,499
Spectrum Income, Class NAV (T. Rowe Price)	36,583,471	369,127,223
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	54,313,132	581,150,515
Total Return, Class NAV (PIMCO)	26,564,394	351,712,574
U.S. High Yield Bond, Class NAV (Wells Capital)	9,185,639	98,837,478
Alternative and specialty - 13.1%
Absolute Return Currency, Class NAV (First Quadrant)	25,561,510	225,963,748
Financial Industries, Class NAV (JHAM) (A)(1)	14,164,661	234,141,850
Global Absolute Return Strategies, Class NAV (Standard Life)	29,330,945	323,227,019
Global Real Estate, Class NAV (Deutsche)	11,773,125	105,369,470
Health Sciences, Class NAV (T. Rowe Price)	6,375,170	109,142,904
Natural Resources, Class NAV (Jennison)	15,009,189	144,838,673
Real Estate Equity, Class NAV (T. Rowe Price)	6,072,732	71,172,422
Redwood, Class NAV (Boston Partners)	10,694,023	113,249,700
Science & Technology, Class NAV (T. Rowe Price/Allianz)	21,244,838	258,974,579
Seaport, Class NAV (Wellington) (I)	4,076,812	43,051,136
Technical Opportunities, Class NAV (Wellington)	14,028,504	184,474,827
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,475,028,606)		$13,830,878,991
Total Investments (Lifestyle Balanced Portfolio) (Cost $12,475,028,606) - 100.0%		$13,830,878,991
Other assets and liabilities, net - 0.0%		360,047
TOTAL NET ASSETS - 100.0%		$13,831,239,038

As of 9-30-15
Lifestyle Moderate Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 37.0%
Alpha Opportunities, Class NAV (Wellington)	6,879,743	$78,704,257

4SEE NOTES TO FUND'S INVESTMENTS

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Blue Chip Growth, Class NAV (T. Rowe Price)	3,137,090	$105,186,623
Capital Appreciation Value, Class NAV (T.Rowe Price)	15,127,377	176,536,484
Capital Appreciation, Class NAV (Jennison)	4,797,519	84,868,107
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	1,850,128	15,411,567
Emerging Markets, Class NAV (DFA)	7,530,856	63,861,656
Equity Income, Class NAV (T. Rowe Price)	7,282,557	127,736,046
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	3,015,757	39,054,058
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	10,146,544	128,353,781
Global Equity, Class NAV (JHAM) (A)(1)	3,778,143	37,781,432
Global Shareholder Yield, Class NAV (Epoch)	4,990,402	51,800,377
International Core, Class NAV (GMO)	2,080,592	60,566,031
International Growth Opportunities, Class NAV (Baillie Gifford)	3,548,117	39,987,283
International Growth Stock, Class NAV (Invesco)	3,595,785	42,969,628
International Small Cap, Class NAV (Franklin Templeton)	1,939,691	33,847,614
International Small Company, Class NAV (DFA)	3,554,131	33,941,951
International Value Equity, Class NAV (JHAM) (A)(1)	3,680,849	28,084,874
International Value, Class NAV (Templeton)	5,926,859	81,553,578
Mid Cap Stock, Class NAV (Wellington)	3,136,868	61,733,559
Mid Value, Class NAV (T. Rowe Price)	4,682,493	69,769,152
Small Cap Growth, Class NAV (Wellington)	1,419,727	12,777,545
Small Cap Value, Class NAV (Wellington)	1,057,866	19,390,688
Small Company Growth, Class NAV (Invesco)	631,093	11,858,236
Small Company Value, Class NAV (T. Rowe Price)	417,577	13,241,361
Strategic Growth, Class NAV (JHAM) (A)(1)	5,552,986	85,460,456
U.S. Equity, Class NAV (GMO)	7,243,747	80,260,717
Fixed income - 55.3%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	34,865,582	349,701,790
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	8,464,238	75,162,433
Core Bond, Class NAV (Wells Capital)	11,132,377	144,832,230
Emerging Markets Debt, Class NAV (JHAM(A)(1)	9,496,866	80,533,425
Floating Rate Income, Class NAV (WAMCO)	43,125,579	369,586,211
Focused High Yield, Class NAV (JHAM) (A)(1)	17,994,927	60,103,056
Global Bond, Class NAV (PIMCO) (I)	8,345,191	$99,224,322
Global Income, Class NAV (Stone Harbor)	6,952,856	61,324,194
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	5,144,347	44,601,490
High Yield, Class NAV (WAMCO)	4,839,778	37,847,060
Investment Quality Bond, Class NAV (Wellington)	11,861,772	144,832,230
Real Return Bond, Class NAV (PIMCO)	6,098,476	65,558,612
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	19,486,701	184,733,926
Spectrum Income, Class NAV (T. Rowe Price)	14,127,471	142,546,184
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	21,038,746	225,114,580
Total Return, Class NAV (PIMCO)	18,263,071	241,803,057
U.S. High Yield Bond, Class NAV (Wells Capital)	4,136,410	44,507,773
Alternative and specialty - 7.7%
Absolute Return Currency, Class NAV (First Quadrant)	8,945,233	79,075,858
Enduring Equity, Class NAV (Wellington)	2,091,832	21,357,607
Global Absolute Return Strategies, Class NAV (Standard Life)	10,013,782	110,351,880
Global Real Estate, Class NAV (Deutsche)	2,397,937	21,461,540
Natural Resources, Class NAV (Jennison)	3,196,809	30,849,209
Real Estate Equity, Class NAV (T. Rowe Price)	1,840,684	21,572,816
Redwood, Class NAV (Boston Partners)	3,136,954	33,220,345
Seaport, Class NAV (Wellington) (I)	1,199,936	12,671,323
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,056,768,579)		$4,287,310,212
Total Investments (Lifestyle Moderate Portfolio) (Cost $4,056,768,579) - 100.0%		$4,287,310,212
Other assets and liabilities, net - 0.0%		138,640
TOTAL NET ASSETS - 100.0%		$4,287,448,852

As of 9-30-15
Lifestyle Conservative Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 17.7%
Alpha Opportunities, Class NAV (Wellington)	2,376,109	$27,182,689
Blue Chip Growth, Class NAV (T. Rowe Price)	1,336,708	44,819,832
Capital Appreciation Value, Class NAV (T.Rowe Price)	8,116,658	94,721,394
Capital Appreciation, Class NAV (Jennison)	686,255	12,139,853

SEE NOTES TO FUND'S INVESTMENTS5

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	543,121	$4,524,202
Emerging Markets, Class NAV (DFA)	2,318,968	19,664,849
Equity Income, Class NAV (T. Rowe Price)	2,548,065	44,693,060
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,726,981	22,364,407
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	3,172,741	40,135,172
Global Equity, Class NAV (JHAM) (A)(1)	2,896,378	28,963,784
Global Shareholder Yield, Class NAV (Epoch)	2,714,773	28,179,348
International Core, Class NAV (GMO)	1,118,413	32,557,014
International Growth Stock, Class NAV (Invesco)	3,089,669	36,921,548
International Value, Class NAV (Templeton)	3,344,073	46,014,444
Mid Cap Stock, Class NAV (Wellington)	1,219,195	23,993,756
Mid Value, Class NAV (T. Rowe Price)	1,170,793	17,444,813
Small Cap Growth, Class NAV (Wellington)	841,218	7,570,962
Small Cap Value, Class NAV (Wellington)	270,926	4,966,082
Small Company Value, Class NAV (T. Rowe Price)	106,313	3,371,186
Strategic Growth, Class NAV (JHAM) (A)(1)	791,358	12,179,002
U.S. Equity, Class NAV (GMO)	3,659,341	40,545,501
Fixed income - 71.5%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	38,042,883	381,570,119
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	7,198,186	63,919,891
Core Bond, Class NAV (Wells Capital)	12,076,488	157,115,111
Core High Yield, Class NAV (JHAM) (A)(2)	6,129,303	58,044,503
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	9,650,453	81,835,846
Floating Rate Income, Class NAV (WAMCO)	38,140,489	326,863,988
Global Bond, Class NAV (PIMCO) (I)	8,907,774	105,913,434
Global Income, Class NAV (Stone Harbor)	3,621,545	31,942,031
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	3,436,694	$29,796,137
High Yield, Class NAV (WAMCO)	1,240,358	9,699,599
Investment Quality Bond, Class NAV (Wellington)	12,867,740	157,115,111
Real Return Bond, Class NAV (PIMCO)	9,170,700	98,585,022
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	16,713,654	158,445,441
Short Term Government Income, Class NAV (JHAM) (A)(1)	14,027,526	135,786,454
Spectrum Income, Class NAV (T. Rowe Price)	12,182,265	122,919,051
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	18,190,836	194,641,946
Total Return, Class NAV (PIMCO)	19,952,609	264,172,546
U.S. High Yield Bond, Class NAV (Wells Capital)	1,501,080	16,151,625
Alternative and specialty - 10.8%
Absolute Return Currency, Class NAV (First Quadrant)	10,095,765	89,246,558
Enduring Equity, Class NAV (Wellington)	6,556,732	66,944,233
Global Absolute Return Strategies, Class NAV (Standard Life)	11,765,409	129,654,811
Global Real Estate, Class NAV (Deutsche)	1,897,108	16,979,117
Natural Resources, Class NAV (Jennison)	1,274,644	12,300,312
Real Estate Equity, Class NAV (T. Rowe Price)	1,458,519	17,093,845
Redwood, Class NAV (Boston Partners)	1,841,459	19,501,046
Seaport, Class NAV (Wellington) (I)	751,000	7,930,560
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,306,902,850)		$3,347,121,235
Total Investments (Lifestyle Conservative Portfolio) (Cost $3,306,902,850) - 100.0%		$3,347,121,235
Other assets and liabilities, net - 0.0%		163,684
TOTAL NET ASSETS - 100.0%		$3,347,284,919

6SEE NOTES TO FUND'S INVESTMENTS

Lifestyle Portfolios

Key to Security Abbreviations and Legend

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Life Insurance Company of New York	(Allianz)
Baillie Gifford Overseas Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners	(Boston Partners)
Brandywine Asset Management, Inc.	(Brandywine)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
QS Investors, Inc.	(QS Investors)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO FUND'S INVESTMENTS7

Notes to Portfolios' investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes

The costs of investments owned at September 30, 2015, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Aggressive	$3,538,599,608	$645,627,696	($52,367,509)	$593,260,187
Lifestyle Growth	11,630,383,821	1,681,408,499	(222,342,893)	1,459,065,606
Lifestyle Balanced	12,779,185,166	1,368,499,129	(316,805,304)	1,051,693,825
Lifestyle Moderate	4,107,410,892	319,425,416	(139,526,096)	179,899,320
Lifestyle Conservative	3,351,118,174	112,185,214	(116,182,153)	(3,996,939)

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Lifestyle Aggressive Portfolio
Absolute Return Currency	5,308,985	375,447	(1,919,573)	3,764,859	—	—	($1,429,357)	$33,281,351
All Cap Core	11,221,366	—	(1,315,106)	9,906,260	—	—	2,777,748	129,772,014
Alpha Opportunities	22,776,609	—	(2,201,903)	20,574,706	—	—	524,380	235,374,635
Blue Chip Growth	7,146,588	—	(1,177,281)	5,969,307	—	—	11,438,064	200,150,862
Capital Appreciation	12,805,081	—	(2,184,383)	10,620,698	—	—	4,138,295	187,880,146
Capital Appreciation Value	15,628,953	1,021,030	(1,627,340)	15,022,643	—	—	(346,511)	175,314,245
Disciplined Value	5,551,366	—	(427,889)	5,123,477	—	—	108,266	88,482,452
Emerging Markets	38,100,491	—	(10,669,214)	27,431,277	—	—	(11,580,283)	232,617,230
Emerging Markets Equity	—	6,121,339	—	6,121,339	—	—	—	50,990,756
Equity Income	12,308,384	169,340	(798,199)	11,679,525	$3,236,705	—	(1,014,574)	204,858,864
Financial Industries	6,091,971	—	—	6,091,971	—	—	—	100,700,274
Fundamental Global Franchise	3,619,481	—	(379,615)	3,239,866	—	—	(7,743)	41,956,263
Fundamental Large Cap Value	14,611,663	—	(1,444,362)	13,167,301	—	—	(127,630)	166,566,364
Global Absolute Return Strategies	4,088,162	794,551	(254,988)	4,627,725	—	—	(101,186)	50,997,533
Global Equity	4,381,680	970,280	(206,386)	5,145,574	—	—	57,203	51,455,736
Global Real Estate	2,471,014	193,394	(320,483)	2,343,925	—	—	267,932	20,978,131
Global Shareholder Yield	4,032,452	187,389	(582,015)	3,637,826	1,148,494	—	207,955	37,760,637
Greater China Opportunities	589,864	—	—	589,864	—	—	—	10,965,580
Health Sciences	3,517,552	—	(1,227,702)	2,289,850	—	—	8,195,001	39,202,230
International Core	3,554,419	1,709,447	—	5,263,866	—	—	—	153,231,153
International Growth Opportunities	6,991,857	1,892,651	—	8,884,508	—	—	—	100,128,401
International Growth Stock	7,665,484	1,635,844	—	9,301,328	—	—	—	111,150,864
International Small Cap	4,610,376	1,238,978	(27,593)	5,821,761	—	—	(13,011)	101,589,725

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
International Small Company	8,489,395	2,204,814	(40,394)	10,653,815	—	—	(44,139)	101,743,938
International Value	14,122,049	1,333,522	(39,114)	15,416,457	—	—	(119,554)	212,130,451
International Value Equity	7,912,226	1,886,945	—	9,799,171	—	—	—	74,767,676
Mid Cap Stock	9,473,811	—	(863,012)	8,610,799	—	—	(208,701)	169,460,530
Mid Value	9,329,141	30,997	(331,575)	9,028,563	—	—	79,773	134,525,587
Natural Resources	5,404,149	806,754	—	6,210,903	—	—	—	59,935,216
New Opportunities	1,311,508	8,745	(46,268)	1,273,985	—	—	(155,609)	30,830,426
Real Estate Equity	1,913,905	211,919	(335,881)	1,789,943	—	—	398,207	20,978,131
Redwood	3,105,624	20,192	(154,409)	2,971,407	—	—	(120,721)	31,467,197
Science & Technology	10,842,957	—	(2,306,276)	8,536,681	—	—	3,144,917	104,062,139
Seaport	2,020,708	95,450	—	2,116,158	—	—	—	22,346,627
Small Cap Core	3,482,110	31,488	(221,576)	3,292,022	—	—	87,292	30,385,365
Small Cap Growth	3,565,456	31,043	(234,075)	3,362,424	—	—	66,061	30,261,813
Small Cap Value	2,009,699	365,146	(85,905)	2,288,940	—	—	23,227	41,956,263
Small Company Growth	1,685,315	—	(134,670)	1,550,645	—	—	154,299	29,136,622
Small Company Value	1,134,518	7,267	(228,829)	912,956	—	—	2,210,123	28,949,821
Strategic Growth	13,899,338	—	(1,691,401)	12,207,937	—	—	1,894,251	187,880,145
Technical Opportunities	10,514,061	—	(1,755,104)	8,758,957	—	—	951,534	115,180,284
U.S. Equity	7,290,764	—	(474,765)	6,815,999	—	—	(992,010)	75,521,273
Value	5,291,183	6,714	(268,273)	5,029,624	—	—	92,844	55,426,455
Value Equity	5,571,558	—	(451,766)	5,119,792	—	—	261,434	49,508,390
					$4,385,199	—	$20,817,777	$4,131,859,795
Lifestyle Growth Portfolio
Absolute Return Currency	36,120,341	2,269,261	(16,069,310)	22,320,292	—	—	($18,085,316)	$197,311,378
Active Bond	15,085,292	581,205	(1,464,537)	14,201,960	$3,748,974	—	(251,569)	142,445,661
All Cap Core	28,858,658	—	(4,661,528)	24,197,130	—	—	4,174,978	316,982,398
Alpha Opportunities	57,261,066	693,118	(7,098,008)	50,856,176	—	—	392,520	581,794,649
Asia Pacific Total Return Bond	9,463,763	—	—	9,463,763	—	—	—	84,038,220
Blue Chip Growth	20,522,391	22,671	(4,582,247)	15,962,815	—	—	43,533,214	535,233,186
Capital Appreciation	35,257,206	—	(7,209,901)	28,047,305	—	—	19,640,539	496,156,824
Capital Appreciation Value	56,547,253	522,830	(3,145,971)	53,924,112	—	—	801,503	629,294,387
Core Bond	2,939,663	90,366	(339,557)	2,690,472	423,019	—	(23,623)	35,003,038
Disciplined Value	15,161,743	—	(1,382,638)	13,779,105	—	—	317,221	237,965,149
Emerging Markets	80,550,870	—	(19,626,960)	60,923,910	—	—	(16,677,916)	516,634,761
Emerging Markets Debt	14,930,715	912,803	(176,498)	15,667,020	5,562,469	—	(292,587)	132,856,325
Emerging Markets Equity	—	14,401,711	—	14,401,711	—	—	—	119,966,250
Equity Income	33,040,921	638,763	(1,967,822)	31,711,862	$8,718,434	—	(3,085,880)	556,226,051
Financial Industries	16,196,463	—	(120,048)	16,076,415	—	—	(94,838)	265,743,143
Floating Rate Income	46,732,522	1,743,713	(3,707,191)	44,769,044	15,512,443	—	(2,652,728)	383,670,711
Focused High Yield	24,461,030	1,632,018	(3,323,668)	22,769,380	4,535,236	—	(1,118,854)	76,049,729
Fundamental Global Franchise	11,723,181	247,945	(780,558)	11,190,568	—	—	(124,735)	144,917,857
Fundamental Large Cap Value	36,820,324	52,652	(4,262,354)	32,610,622	—	—	(647,810)	412,524,364
Global Absolute Return Strategies	15,785,926	10,678,870	(1,580,644)	24,884,152	—	—	(425,597)	274,223,353
Global Bond	4,469,993	365,997	(1,848,938)	2,987,052	—	—	832,920	35,516,048
Global Equity	13,762,980	629,632	(687,370)	13,705,242	—	—	(567,097)	137,052,417
Global Income	10,685,892	487,821	(1,264,092)	9,909,621	4,417,550	—	(1,545,657)	87,402,858
Global Real Estate	7,798,535	296,885	(544,100)	7,551,320	—	—	1,258,527	67,584,318
Global Shareholder Yield	18,436,659	744,871	(613,592)	18,567,938	5,390,009	—	(576,065)	192,735,197
Global Short Duration Credit	7,775,251	336,681	(871,999)	7,239,933	3,090,014	—	(897,824)	62,770,217
Health Sciences	9,943,780	—	(3,028,970)	6,914,810	—	—	17,591,482	118,381,541
High Yield	5,920,552	359,938	(1,181,708)	5,098,782	2,548,619	—	1,394,594	39,872,475
International Core	8,558,206	5,908,474	—	14,466,680	—	—	—	421,125,068

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
International Growth Opportunities	17,265,301	4,320,803	—	21,586,104	—	—	—	243,275,397
International Growth Stock	18,803,446	5,369,676	—	24,173,122	—	—	—	288,868,813
International Small Cap	10,732,390	3,545,592	—	14,277,982	—	—	—	249,150,780
International Small Company	19,756,195	6,208,251	—	25,964,446	—	—	—	247,960,462
International Value	34,325,714	3,604,386	—	37,930,100	—	—	—	521,918,177
International Value Equity	19,312,324	6,630,142	—	25,942,466	—	—	—	197,941,015
Mid Cap Stock	24,342,443	14,822	(2,675,335)	21,681,930	—	—	(628,087)	426,700,380
Mid Value	23,780,887	150,563	(1,303,997)	22,627,453	—	—	427,481	337,149,048
Natural Resources	12,273,998	3,056,701	—	15,330,699	—	—	—	147,941,247
New Opportunities	2,797,779	22,279	(166,379)	2,653,679	—	—	(553,614)	64,219,043
Real Estate Equity	6,047,596	381,205	(591,256)	5,837,545	—	—	1,178,323	68,416,033
Real Return Bond	6,151,888	3,158,197	(189,163)	9,120,922	1,134,652	—	(295,490)	98,049,916
Redwood	10,971,653	—	(533,017)	10,438,636	—	—	(295,466)	110,545,159
Science & Technology	28,665,217	65,777	(5,706,924)	23,024,070	—	—	6,826,490	280,663,410
Seaport	4,475,646	—	(177,700)	4,297,946	—	—	212,242	45,386,310
Short Duration Credit Opportunities	22,293,162	1,363,984	(1,092,606)	22,564,540	6,147,980	—	(771,317)	213,911,842
Small Cap Core	7,398,678	24,718	(554,041)	6,869,355	—	—	227,954	63,404,143
Small Cap Growth	7,533,925	123,425	(562,061)	7,095,289	—	—	169,310	63,857,605
Small Cap Value	4,337,375	806,553	(225,392)	4,918,536	—	—	178,066	90,156,766
Small Company Growth	3,537,444	3,636	(354,644)	3,186,436	—	—	490,016	59,873,134
Small Company Value	2,478,926	—	(506,474)	1,972,452	—	—	5,177,205	62,546,440
Spectrum Income	13,179,629	1,316,196	(382,228)	14,113,597	3,049,797	—	(196,194)	142,406,198
Strategic Growth	38,223,128	—	(5,870,268)	32,352,860	—	—	6,255,741	497,910,522
Strategic Income Opportunities	20,772,203	1,535,774	(1,456,897)	20,851,080	5,488,892	—	(272,888)	223,106,552
Technical Opportunities	27,863,282	47,562	(5,673,472)	22,237,372	—	—	3,406,879	292,421,436
Total Return	8,299,431	472,872	(766,858)	8,005,445	3,341,974	—	96,087	105,992,096
U.S. Equity	27,070,909	63,595	(1,517,773)	25,616,731	—	—	(1,350,595)	283,833,380
U.S. High Yield Bond	5,050,026	222,822	(691,075)	4,581,773	2,512,757	—	90,123	49,299,875
Value	13,853,078	242,641	(984,666)	13,111,053	—	—	427,576	144,483,801
Value Equity	18,993,069	5,264	(1,771,562)	17,226,771	—	—	790,949	166,582,874
					$75,622,819	—	$64,460,193	$13,089,449,427
Lifestyle Balanced Portfolio
Absolute Return Currency	38,174,313	2,518,350	(15,131,153)	25,561,510	—	—	($16,702,449)	$225,963,748
Active Bond	52,703,716	1,570,850	(3,411,602)	50,862,964	$13,431,014	—	(589,472)	510,155,530
All Cap Core	18,314,663	66,349	(2,769,253)	15,611,759	—	—	296,380	204,514,044
Alpha Opportunities	41,403,053	703,317	(5,067,841)	37,038,529	—	—	(1,701,199)	423,720,777
Asia Pacific Total Return Bond	16,906,695	—	—	16,906,695	—	—	—	150,131,455
Blue Chip Growth	15,783,054	41,531	(3,448,526)	12,376,059	—	—	36,428,018	414,969,261
Capital Appreciation	25,370,046	83,807	(5,282,988)	20,170,865	—	—	33,647,343	356,822,599
Capital Appreciation Value	56,661,302	535,527	(4,462,665)	52,734,164	—	—	(89,607)	615,407,688
Core Bond	15,079,228	740,266	(524,388)	15,295,106	2,314,428	—	(102,100)	198,989,326
Disciplined Value	12,273,904	213,278	(1,403,969)	11,083,213	—	—	740,940	191,407,084
Emerging Markets	55,752,323	—	(15,060,037)	40,692,286	—	—	(2,332,175)	345,070,583
Emerging Markets Debt	21,087,058	849,409	(15,278)	21,921,189	7,785,164	—	(21,848)	185,891,681
Emerging Markets Equity	—	10,875,655	—	10,875,655	—	—	—	90,594,206
Equity Income	25,165,019	836,786	(2,025,060)	23,976,745	$6,599,630	—	(2,047,202)	420,552,103
Financial Industries	14,284,709	—	(120,048)	14,164,661	—	—	(94,838)	234,141,850
Floating Rate Income	99,612,529	3,663,380	(9,741,337)	93,534,572	32,597,100	—	(7,001,630)	801,591,278
Focused High Yield	46,513,241	2,420,832	(5,961,588)	42,972,485	8,529,919	—	(1,885,481)	143,528,101
Fundamental Global Franchise	10,922,464	627,357	(858,868)	10,690,953	—	—	118,219	138,447,847
Fundamental Large Cap Value	27,247,049	121,711	(2,976,110)	24,392,650	—	—	922,404	308,567,025
Global Absolute Return Strategies	19,535,967	10,483,271	(688,293)	29,330,945	—	—	(189,333)	323,227,019

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Global Bond	15,162,448	63,237	(708,607)	14,517,078	—	—	(113,658)	172,608,058
Global Equity	13,262,545	1,055,080	(913,248)	13,404,377	—	—	(813,337)	134,043,771
Global Income	19,287,222	832,184	(2,814,372)	17,305,034	7,841,624	—	(3,301,927)	152,630,398
Global Real Estate	12,359,581	256,713	(843,169)	11,773,125	—	—	2,082,645	105,369,470
Global Shareholder Yield	18,119,666	937,735	(1,490,134)	17,567,267	5,253,854	—	(1,012,932)	182,348,234
Global Short Duration Credit	18,071,510	789,383	(1,632,057)	17,228,836	7,243,639	—	(1,726,711)	149,374,006
Health Sciences	9,080,630	15,191	(2,720,651)	6,375,170	—	—	14,557,087	109,142,904
High Yield	12,246,463	598,799	(2,831,376)	10,013,886	4,992,420	—	4,373,971	78,308,589
International Core	7,161,571	2,499,534	—	9,661,105	—	—	—	281,234,756
International Growth Opportunities	14,146,749	3,594,458	—	17,741,207	—	—	—	199,943,407
International Growth Stock	15,365,863	3,330,139	—	18,696,002	—	—	—	223,417,225
International Small Cap	8,228,088	1,638,533	—	9,866,621	—	—	—	172,172,545
International Small Company	15,096,820	2,977,890	—	18,074,710	—	—	—	172,613,482
International Value	28,361,797	2,894,036	—	31,255,833	—	—	—	430,080,262
International Value Equity	15,871,023	4,107,404	(124,844)	19,853,583	—	—	(199,750)	151,482,839
Investment Quality Bond	15,874,804	911,300	(488,862)	16,297,242	2,695,304	—	(300,193)	198,989,326
Mid Cap Stock	17,879,075	184,560	(2,171,313)	15,892,322	—	—	(309,526)	312,760,907
Mid Value	17,823,947	156,109	(1,130,945)	16,849,111	—	—	305,812	251,051,747
Natural Resources	12,385,561	2,623,628	—	15,009,189	—	—	—	144,838,673
New Opportunities	2,221,554	23,267	(158,918)	2,085,903	—	—	(525,261)	50,478,856
Real Estate Equity	6,382,013	187,355	(496,636)	6,072,732	—	—	1,820,316	71,172,422
Real Return Bond	13,349,453	1,534,832	(99,608)	14,784,677	1,834,656	—	(33,867)	158,935,280
Redwood	11,119,638	—	(425,615)	10,694,023	—	—	(174,189)	113,249,700
Science & Technology	24,224,245	126,865	(3,106,272)	21,244,838	—	—	2,259,526	258,974,579
Seaport	4,439,014	—	(362,202)	4,076,812	—	—	342,696	43,051,136
Short Duration Credit Opportunities	54,067,343	2,535,308	(2,522,113)	54,080,538	14,727,184	—	(1,930,404)	512,683,499
Small Cap Core	5,858,570	38,553	(502,049)	5,395,074	—	—	219,845	49,796,530
Small Cap Growth	5,982,643	130,477	(525,932)	5,587,188	—	—	180,953	50,284,695
Small Cap Value	3,528,159	663,636	(206,296)	3,985,499	—	—	172,044	73,054,201
Small Company Growth	2,790,140	13,125	(306,779)	2,496,486	—	—	471,131	46,908,978
Small Company Value	2,029,769	—	(431,695)	1,598,074	—	—	4,495,117	50,674,930
Spectrum Income	35,470,819	2,235,135	(1,122,483)	36,583,471	7,965,092	—	(421,692)	369,127,223
Strategic Growth	27,529,692	82,790	(4,363,605)	23,248,877	—	—	6,213,966	357,800,214
Strategic Income Opportunities	55,931,757	2,968,249	(4,586,874)	54,313,132	14,313,541	—	(1,133,013)	581,150,515
Technical Opportunities	17,621,949	96,498	(3,689,943)	14,028,504	—	—	1,448,527	184,474,827
Total Return	27,283,892	1,061,515	(1,781,013)	26,564,394	11,203,678	—	72,674	351,712,574
U.S. Equity	25,974,572	112,474	(1,122,739)	24,964,307	—	—	(627,085)	276,604,520
U.S. High Yield Bond	10,532,498	446,989	(1,793,848)	9,185,639	5,041,697	—	241,342	98,837,478
Value	10,658,702	192,831	(850,910)	10,000,623	—	—	378,555	110,206,861
Value Equity	13,560,434	41,063	(1,647,395)	11,954,102	—	—	1,023,588	115,596,169
					$154,369,944	—	$67,432,220	$13,830,878,991
Lifestyle Moderate Portfolio
Absolute Return Currency	11,747,892	780,629	(3,583,288)	8,945,233	—	—	($4,017,067)	$79,075,858
Active Bond	36,930,439	903,575	(2,968,432)	34,865,582	$9,156,357	—	(544,105)	349,701,790
Alpha Opportunities	8,448,036	—	(1,568,293)	6,879,743	—	—	91,245	78,704,257
Asia Pacific Total Return Bond	8,464,238	—	—	8,464,238	—	—	—	75,162,433
Blue Chip Growth	3,865,064	—	(727,974)	3,137,090	—	—	4,946,711	105,186,623
Capital Appreciation	5,969,754	—	(1,172,235)	4,797,519	—	—	4,533,386	84,868,107
Capital Appreciation Value	16,641,788	141,186	(1,655,597)	15,127,377	—	—	(22,135)	176,536,484
Core Bond	10,882,488	572,891	(323,002)	11,132,377	1,680,199	—	(48,514)	144,832,230
Emerging Markets	9,732,275	—	(2,201,419)	7,530,856	—	—	(4,386,478)	63,861,656
Emerging Markets Debt	9,137,253	368,067	(8,454)	9,496,866	3,373,480	—	(12,334)	80,533,425

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Emerging Markets Equity	—	1,850,128	—	1,850,128	—	—	—	15,411,567
Enduring Equity	2,223,322	25,384	(156,874)	2,091,832	273,614	—	180,187	21,357,607
Equity Income	7,785,636	105,588	(608,667)	7,282,557	$2,018,152	—	(299,513)	127,736,046
Floating Rate Income	45,762,612	1,667,033	(4,304,066)	43,125,579	14,834,205	—	(3,630,738)	369,586,211
Focused High Yield	19,734,978	1,016,555	(2,756,606)	17,994,927	3,582,631	—	(802,169)	60,103,056
Fundamental Global Franchise	3,212,952	193,402	(390,597)	3,015,757	—	—	(27,431)	39,054,058
Fundamental Large Cap Value	11,329,665	195,771	(1,378,892)	10,146,544	—	—	81,834	128,353,781
Global Absolute Return Strategies	7,414,353	2,875,447	(276,018)	10,013,782	—	—	(68,055)	110,351,880
Global Bond	8,992,596	28,991	(676,396)	8,345,191	—	—	(140,681)	99,224,322
Global Equity	3,663,615	419,648	(305,120)	3,778,143	—	—	(250,882)	37,781,432
Global Income	7,842,103	333,509	(1,222,756)	6,952,856	3,143,542	—	(1,431,373)	61,324,194
Global Real Estate	2,569,596	5,104	(176,763)	2,397,937	—	—	654,889	21,461,540
Global Shareholder Yield	5,115,861	310,732	(436,191)	4,990,402	1,487,637	—	(297,224)	51,800,377
Global Short Duration Credit	5,577,807	237,561	(671,021)	5,144,347	2,180,845	—	(614,097)	44,601,490
High Yield	5,609,743	286,351	(1,056,316)	4,839,778	2,387,603	—	(111,486)	37,847,060
International Core	1,461,546	679,781	(60,735)	2,080,592	—	—	(4,959)	60,566,031
International Growth Opportunities	2,850,400	697,717	—	3,548,117	—	—	—	39,987,283
International Growth Stock	3,094,207	501,578	—	3,595,785	—	—	—	42,969,628
International Small Cap	1,770,496	244,207	(75,012)	1,939,691	—	—	(75,397)	33,847,614
International Small Company	3,294,259	464,051	(204,179)	3,554,131	—	—	(87,458)	33,941,951
International Value	5,943,123	111,206	(127,470)	5,926,859	—	—	(307,416)	81,553,578
International Value Equity	3,262,367	538,530	(120,048)	3,680,849	—	—	(77,088)	28,084,874
Investment Quality Bond	11,465,478	693,361	(297,067)	11,861,772	1,960,515	—	(86,450)	144,832,230
Mid Cap Stock	3,645,628	—	(508,760)	3,136,868	—	—	250,131	61,733,559
Mid Value	5,015,859	73,589	(406,955)	4,682,493	—	—	126,006	69,769,152
Natural Resources	2,735,344	461,465	—	3,196,809	—	—	—	30,849,209
Real Estate Equity	1,990,261	37,653	(187,230)	1,840,684	—	—	986,308	21,572,816
Real Return Bond	5,489,534	709,578	(100,636)	6,098,476	767,936	—	(80,850)	65,558,612
Redwood	3,333,133	—	(196,179)	3,136,954	—	—	90,486	33,220,345
Seaport	1,292,187	—	(92,251)	1,199,936	—	—	67,343	12,671,323
Short Duration Credit Opportunities	19,727,274	941,635	(1,182,208)	19,486,701	5,315,304	—	(727,586)	184,733,926
Small Cap Growth	1,582,268	21,254	(183,795)	1,419,727	—	—	78,560	12,777,545
Small Cap Value	958,885	172,293	(73,312)	1,057,866	—	—	56,430	19,390,688
Small Company Growth	723,081	—	(91,988)	631,093	—	—	136,301	11,858,236
Small Company Value	543,228	1	(125,652)	417,577	—	—	1,204,978	13,241,361
Spectrum Income	13,995,897	880,483	(748,909)	14,127,471	3,090,354	—	(155,703)	142,546,184
Strategic Growth	6,476,831	—	(923,845)	5,552,986	—	—	1,332,581	85,460,456
Strategic Income Opportunities	21,717,775	1,158,957	(1,837,986)	21,038,746	5,552,597	—	(273,362)	225,114,580
Total Return	20,156,289	574,316	(2,467,534)	18,263,071	7,639,932	—	(209,679)	241,803,057
U.S. Equity	7,765,351	—	(521,604)	7,243,747	—	—	53,210	80,260,717
U.S. High Yield Bond	4,689,932	199,128	(752,650)	4,136,410	2,245,962	—	(563,985)	44,507,773
					$70,690,865	—	($4,483,629)	$4,287,310,212
Lifestyle Conservative Portfolio
Absolute Return Currency	14,287,229	577,233	(4,768,697)	10,095,765	—	—	($6,507,141)	$89,246,558
Active Bond	41,206,273	984,823	(4,148,213)	38,042,883	$9,980,548	—	(609,200)	381,570,119
Alpha Opportunities	2,759,454	102,939	(486,284)	2,376,109	—	—	(416,788)	27,182,689
Asia Pacific Total Return Bond	7,198,186	—	—	7,198,186	—	—	—	63,919,891
Blue Chip Growth	1,698,804	28,425	(390,521)	1,336,708	—	—	5,869,083	44,819,832
Capital Appreciation	863,699	29,669	(207,113)	686,255	—	—	29,157	12,139,853
Capital Appreciation Value	9,272,222	138,255	(1,293,819)	8,116,658	—	—	(754,751)	94,721,394
Core Bond	12,142,221	669,636	(735,369)	12,076,488	1,846,228	—	(115,974)	157,115,111
Core High Yield	7,288,442	378,158	(1,537,297)	6,129,303	3,388,158	—	(1,259,080)	58,044,503

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Emerging Markets	3,036,374	—	(717,406)	2,318,968	—	—	399,743	19,664,849
Emerging Markets Debt	9,530,113	382,395	(262,055)	9,650,453	3,506,097	—	(355,053)	81,835,846
Emerging Markets Equity	—	543,121	—	543,121	—	—	—	4,524,202
Enduring Equity	6,907,183	426,524	(776,975)	6,556,732	838,871	—	772,554	66,944,233
Equity Income	2,912,761	77,002	(441,698)	2,548,065	$715,619	—	2,258,713	44,693,060
Floating Rate Income	41,250,877	1,471,208	(4,581,596)	38,140,489	13,093,778	—	(2,461,533)	326,863,988
Fundamental Global Franchise	1,743,784	243,106	(259,909)	1,726,981	—	—	(36,411)	22,364,407
Fundamental Large Cap Value	3,884,677	69,538	(781,474)	3,172,741	—	—	(231,888)	40,135,172
Global Absolute Return Strategies	8,353,235	3,816,589	(404,415)	11,765,409	—	—	(107,446)	129,654,811
Global Bond	9,607,335	129,666	(829,227)	8,907,774	—	—	(282,553)	105,913,434
Global Equity	2,652,709	567,590	(323,921)	2,896,378	—	—	(264,391)	28,963,784
Global Income	4,680,293	185,773	(1,244,521)	3,621,545	1,737,707	—	(570,782)	31,942,031
Global Real Estate	1,995,738	118,093	(216,723)	1,897,108	—	—	707,032	16,979,117
Global Shareholder Yield	2,725,983	301,030	(312,240)	2,714,773	800,690	—	(228,412)	28,179,348
Global Short Duration Credit	3,986,943	163,848	(714,097)	3,436,694	1,505,357	—	(611,527)	29,796,137
High Yield	1,941,075	77,806	(778,523)	1,240,358	625,301	—	1,769,775	9,699,599
International Core	601,305	548,835	(31,727)	1,118,413	—	—	(60,786)	32,557,014
International Growth Stock	2,162,179	927,490	—	3,089,669	—	—	—	36,921,548
International Value	3,337,783	149,693	(143,403)	3,344,073	—	—	(155,461)	46,014,444
Investment Quality Bond	12,790,592	773,420	(696,272)	12,867,740	2,160,835	—	(204,868)	157,115,111
Mid Cap Stock	1,406,479	40,518	(227,802)	1,219,195	—	—	(7,298)	23,993,756
Mid Value	1,252,918	60,418	(142,543)	1,170,793	—	—	68,990	17,444,813
Natural Resources	1,047,873	226,771	—	1,274,644	—	—	—	12,300,312
Real Estate Equity	1,545,784	150,320	(237,585)	1,458,519	—	—	940,528	17,093,845
Real Return Bond	8,666,245	912,961	(408,506)	9,170,700	1,152,667	—	(619,451)	98,585,022
Redwood	1,984,264	20,072	(162,877)	1,841,459	—	—	80,107	19,501,046
Seaport	751,000	—	—	751,000	—	—	—	7,930,560
Short Duration Credit Opportunities	16,978,600	760,589	(1,025,535)	16,713,654	4,543,624	—	(328,285)	158,445,441
Short Term Government Income	15,382,657	169,002	(1,524,133)	14,027,526	1,636,547	—	(510,400)	135,786,454
Small Cap Growth	917,094	70,903	(146,779)	841,218	—	—	71,486	7,570,962
Small Cap Value	248,247	49,771	(27,092)	270,926	—	—	14,788	4,966,082
Small Company Value	139,555	3,278	(36,520)	106,313	—	—	358,319	3,371,186
Spectrum Income	12,318,101	718,954	(854,790)	12,182,265	2,663,555	—	(66,016)	122,919,051
Strategic Growth	947,632	21,906	(178,180)	791,358	—	—	102,547	12,179,002
Strategic Income Opportunities	19,130,248	919,767	(1,859,179)	18,190,836	4,803,706	—	(85,862)	194,641,946
Total Return	21,351,049	625,672	(2,024,112)	19,952,609	8,322,735	—	(255,501)	264,172,546
U.S. Equity	4,036,469	46,836	(423,964)	3,659,341	—	—	35,505	40,545,501
U.S. High Yield Bond	2,003,370	75,893	(578,183)	1,501,080	856,885	—	266,645	16,151,625
					$64,178,908	—	($3,361,886)	$3,347,121,235

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LSQ3	09/15
This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.		11/15

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 13, 2015

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 13, 2015